Cover	Jan. 17, 2024
Cover [Abstract]
Entity Registrant Name	GAMER PAKISTAN INC.
Entity Central Index Key	0001948884
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jan. 17, 2024
Entity Ex Transition Period	false
Entity File Number	333-273220
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	87-3732146
Entity Address Address Line 1	35 E Horizon Ridge Pkwy
Entity Address Address Line 2	Suite 110-481
Entity Address City Or Town	Henderson
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89002
City Area Code	702
Local Phone Number	905-1171
Security 12b Title	Common
Trading Symbol	GPAK
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false